Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	1,065,945	1,100,460	1,677,077
Denominator:
Weighted average number of ordinary shares outstanding—basic	328,523,952	331,403,936	338,943,939
Net income per share attributable to ordinary shareholders—basic	3.24	3.32	4.95
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders	1,065,945	1,100,460	1,677,077
Interest expense associated with convertible notes reversed	73,807	5,695	—
Net income attributable to ordinary shareholders for calculating diluted net income per share	1,139,752	1,106,155	1,677,077
Denominator:
Weighted average number of ordinary shares outstanding—basic	328,523,952	331,403,936	338,943,939
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	2,838,399	3,379,947	4,959,621
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	220,666	4,477,466	11,186,317
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	28,237,965	1,695,160	—
Weighted average number of ordinary shares outstanding—diluted	359,820,982	339,261,349	355,089,877
Net income per share attributable to ordinary shareholders—diluted	3.17	3.24	4.72